STOCK PLAN	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Equity [Abstract]
STOCK PLAN

NOTE E - STOCK PLAN

The Company has reserved 10,000,000 shares of common stock for issuance to employees or consultants from the RetinalGenix Technologies Inc. 2017 Equity Incentive Plan (the “Plan”). The Company may grant stock options, restricted stock or other types of equity incentive instruments under the Plan.

The Company recognized $23,457 and $183,953 of stock-based compensation expense during the three months ended March 31, 2025 and 2024, respectively, related to stock options which is included in the accompanying consolidated statements of operations. As of March 31, 2025, there was approximately $31,000 of total unrecognized compensation expense related to non-vested stock options granted under the Plan. That cost is expected to be recognized over a weighted-average period of approximately 0.4 years.

At March 31, 2025, there were 7,290,000 shares available to be issued under the Plan. The following table summarizes stock option activity of the Plan through March 31, 2025:

	Options Issued	Weighted-Average Exercise Price

Options outstanding – December 31, 2023	2,585,000	$1.23
Granted	50,000	3.00
Canceled	-	-
Forfeited	(50,000)	-
Exercised	(170,000)	1.24
Options outstanding – December 31, 2024	2,415,000	$1.27
Granted	-
Canceled	-
Forfeited	-
Exercised	-
Options outstanding – March 31, 2025	2,415,000	$1.27

Additional information regarding the exercisable options and average remaining contractual life of the options outstanding as of March 31, 2025 is as follows:

Exercise Price	Number Outstanding	Weighted Average Remaining Contractual Life	Number Exercisable at March 31, 2025
$1.00	2,135,000	6.7 Years	2,079,444
3.00	280,000	2.7 Years	280,000
	2,415,000		2,359,444

The fair value of each option grant was estimated on the date of grant to be $2.13 per share using the Black-Scholes option-pricing model with the following assumption weighted-averages in 2024:

Risk-free interest rates	3.14%
Expected life in years	5.0
Expected volatility	90%
Expected dividend yield	0%
Fair value common stock	$3.00

The risk-free interest rate assumption is determined using the yield currently available on U.S. Treasury zero-coupon issues with a remaining term commensurate with the expected term of the award. Management has estimated expected volatility based on similar comparable industry sector averages. Expected life of the option represents the period of time options are expected to be outstanding. The estimate for dividend yield is 0% because the Company has not historically paid, and does not intend to pay a dividend on its common stock in the foreseeable future.

NOTE E - STOCK PLAN

The Company has reserved 10,000,000 shares of common stock for issuance to employees or consultants from the RetinalGenix Technologies Inc. 2017 Equity Incentive Plan (the “Plan”). The Company may grant stock options, restricted stock or other types of equity incentive instruments under the Plan.

The Company recognized $391,954 and $664,208 of stock-based compensation expense during the years ended December 31, 2024 and 2023, respectively, related to stock options which is included in the accompanying consolidated statements of operations. As of December 31, 2024, there was approximately $54,000 of total unrecognized compensation expense related to non-vested stock options granted under the Plan. That cost is expected to be recognized over a weighted-average period of approximately 0.8 years.

At December 31, 2024, there were 7,290,000 shares available to be issued under the Plan. The following table summarizes stock option activity of the Plan through December 31, 2024:

	Options Issued	Weighted-Average Exercise Price

Options outstanding – December 31, 2022	2,360,000	$1.00
Granted	300,000	3.00
Canceled	-
Forfeited	(75,000)	1.00
Exercised	-
Options outstanding – December 31, 2023	2,585,000	$1.23
Granted	50,000	3.00
Canceled	-	-
Forfeited	(50,000)	-
Exercised	(170,000)	1.24
Options outstanding – December 31, 2024	2,415,000	$1.27

Additional information regarding the exercisable options and average remaining contractual life of the options outstanding as of December 31, 2024 is as follows:

Exercise Price	Number Outstanding	Weighted Average Remaining Contractual Life	Number Exercisable at December 31, 2024
$1.00	2,135,000	7.0 Years	2,037,778
3.00	280,000	3.0 years	280,000
	2,415,000		2,317,778

The fair value of each option grant was estimated on the date of grant to be $2.13 per share using the Black-Scholes option-pricing model with the following assumption weighted-averages in 2024:

Risk-free interest rates	3.14%
Expected life in years	5.0
Expected volatility	90%
Expected dividend yield	0%
Fair value common stock	$3.00

The fair value of each option grant was estimated on the date of grant to be $1.17 -$2.11 per share using the Black-Scholes option-pricing model with the following assumption weighted-averages in 2023:

Risk-free interest rates	2.85%
Expected life in years	1.5
Expected volatility	80%
Expected dividend yield	0%
Fair value common stock	$3.00

The risk-free interest rate assumption is determined using the yield currently available on U.S. Treasury zero-coupon issues with a remaining term commensurate with the expected term of the award. Management has estimated expected volatility based on similar comparable industry sector averages. Expected life of the option represents the period of time options are expected to be outstanding. The estimate for dividend yield is 0% because the Company has not historically paid, and does not intend to pay a dividend on its common stock in the foreseeable future.